Income Taxes - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Line Items]
Deferred Tax Assets, Valuation Allowance	$ 36,057,600	$ 25,703,800
Valuation Allowance, Deferred Tax Asset, Increase (Decrease), Amount		10,400,000
Deferred Tax Assets, Operating Loss Carryforwards, Domestic	$ 75,700,000	$ 53,300,000
Operating Loss Carry Forward Expiration Date	2026